Stock-Based Compensation Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
A summary of activity, including award grants, vesting and forfeitures is provided below.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at October 1, 2010	—	—	$—
Granted	1,246	421	$57.93
Vested	(211)	(64)	$57.93
Forfeited	—	—	$—
Non-vested at December 31, 2010	1,035	357	$57.93
Granted	—	1	$49.83
Vested	(345)	(93)	$57.93
Forfeited	(34)	(8)	$57.93
Non-vested at December 31, 2011	656	257	$57.92
A summary of activity, including award grants, vesting and forfeitures is provided below for RSAs and RSUs.

	RSAs	RSUs	Weighted Average Grant Date Fair Value
	(In Thousands)
Non-vested at December 31, 2008	1,180	4,146	$4.60
Granted	—	—	$—
Vested	(42)	(1,678)	$6.08
Forfeited	(204)	(357)	$4.49
Non-vested at December 31, 2009	934	2,111	$3.80
Vested	(15)	(5)	$7.05
Forfeited or cancelled	(919)	(2,106)	$3.39
Non-vested at October 1, 2010	—	—	$—

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	Stock Options	SARs

Expected term (in years)	6	6
Expected volatility	46.37%	50.30%
Risk-free interest rate	2.59%	0.98%
Expected dividend yield	—%	—%

Successor [Member]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
A summary of activity, including award grants, vesting and forfeitures is provided below.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2010	—	$—	—	$—
Granted	482	$72.60	94	$74.08
Exercised	—	$—	—	$—
Forfeited or expired	(92)	$74.08	(10)	$74.08
Outstanding at December 31, 2011	390	$72.26	84	$74.08

	Stock Options and SARs Outstanding
	Number Outstanding	Weighted Average Remaining Life	Weighted Average Exercise Price
	(In Thousands)	(In Years)
$45.01 - $55.00	15	9.81	$48.85
$55.01 - $65.00	24	9.45	$60.97
$65.01 - $75.08	435	9.25	$74.08
	474

Predecessor [Member]
Schedule of Share-based Compensation, Stock Options and Stock Appreciation Rights Award Activity
A summary of activity, including award grants, exercises and forfeitures is provided below for stock options and SARs.

	Stock Options	Weighted Average Exercise Price	SARs	Weighted Average Exercise Price
	(In Thousands)		(In Thousands)
Outstanding at December 31, 2008	11,999	$10.70	12,897	$6.07
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited or expired	(1,493)	$10.64	(2,355)	$8.27
Outstanding at December 31, 2009	10,506	$10.70	10,542	$5.60
Forfeited, expired or cancelled	(10,506)	$10.70	(10,542)	$5.60
Outstanding at October 1, 2010	—	$—	—	$—